Subsidiary guarantee information (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	1,164	1,381	820	2,545	1,034
Gains/(losses) on cash flow hedges	(15)	2	(4)	(13)	10
Foreign currency translation	(166)	927	1,115	761	(2)
Unrealized gains/(losses) on securities	(14)	(7)	(47)	(21)	137
Actuarial gains/(losses)	81	70	46	151	119
Net prior service cost	(31)	(27)	(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	(145)	965	1,096	820	228
Comprehensive income/(loss)	1,019	2,346	1,916	3,365	1,262
Comprehensive income/(loss) attributable to noncontrolling interests	110	205	217	315	208
Comprehensive income/(loss) attributable to shareholders	909	2,141	1,699	3,050	1,054
Credit Suisse (USA), Inc - Consolidated
Comprehensive income (CHF million)
Net income	91		78	413	844
Gains/(losses) on cash flow hedges	0		0	0	0
Foreign currency translation	(15)		999	724	169
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	10		10	20	19
Net prior service cost	0		0	0	(1)
Other comprehensive income/(loss), net of tax	(5)		1,009	744	187
Comprehensive income/(loss)	86		1,087	1,157	1,031
Comprehensive income/(loss) attributable to noncontrolling interests	94		208	286	229
Comprehensive income/(loss) attributable to shareholders	(8)		879	871	802
Bank parent company and other subsidiaries
Comprehensive income (CHF million)
Net income	1,012		569	2,001	13
Gains/(losses) on cash flow hedges	(21)		2	(17)	1
Foreign currency translation	(151)		108	44	(282)
Unrealized gains/(losses) on securities	(6)		(52)	(10)	122
Actuarial gains/(losses)	4		4	8	7
Net prior service cost	0		0	0	1
Other comprehensive income/(loss), net of tax	(174)		62	25	(151)
Comprehensive income/(loss)	838		631	2,026	(138)
Comprehensive income/(loss) attributable to noncontrolling interests	201		262	479	102
Comprehensive income/(loss) attributable to shareholders	637		369	1,547	(240)
Bank
Comprehensive income (CHF million)
Net income	1,103		647	2,414	857
Gains/(losses) on cash flow hedges	(21)		2	(17)	1
Foreign currency translation	(166)		1,107	768	(113)
Unrealized gains/(losses) on securities	(6)		(52)	(10)	122
Actuarial gains/(losses)	14		14	28	26
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	(179)		1,071	769	36
Comprehensive income/(loss)	924		1,718	3,183	893
Comprehensive income/(loss) attributable to noncontrolling interests	295		470	765	331
Comprehensive income/(loss) attributable to shareholders	629		1,248	2,418	562
Group parent company
Comprehensive income (CHF million)
Net income	1,045		788	2,348	832
Gains/(losses) on cash flow hedges	6		(5)	4	10
Foreign currency translation	0		0	0	0
Unrealized gains/(losses) on securities	0		0	0	0
Actuarial gains/(losses)	0		0	0	0
Net prior service cost	0		0	0	0
Other comprehensive income/(loss), net of tax	6		(5)	4	10
Comprehensive income/(loss)	1,051		783	2,352	842
Comprehensive income/(loss) attributable to noncontrolling interests	0		0	0	0
Comprehensive income/(loss) attributable to shareholders	1,051		783	2,352	842
Other Group subsidiaries
Comprehensive income (CHF million)
Net income	(984)		(615)	(2,217)	(655)
Gains/(losses) on cash flow hedges	0		(1)	0	(1)
Foreign currency translation	0		8	(7)	111
Unrealized gains/(losses) on securities	(8)		5	(11)	15
Actuarial gains/(losses)	67		32	123	93
Net prior service cost	(31)		(14)	(58)	(36)
Other comprehensive income/(loss), net of tax	28		30	47	182
Comprehensive income/(loss)	(956)		(585)	(2,170)	(473)
Comprehensive income/(loss) attributable to noncontrolling interests	(185)		(253)	(450)	(123)
Comprehensive income/(loss) attributable to shareholders	(771)		(332)	(1,720)	(350)